Allowance for expected credit losses - Schedule of ECL Sensitivity to Economic Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	£ 3,481	£ 4,084
Probability-weighted | Allowance for expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in ECL	445	678
Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	2,467	2,670
Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	3,036	3,406
Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	3,988	4,469
Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	6,338	9,202
1pp increase in unemployment £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	133	178
1pp decrease in unemployment £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	(131)	(172)
10pp increase in HPI £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	(127)	(201)
10pp decrease in HPI £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	182	305
Retail – UK mortgages | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	852	1,115
Retail – UK mortgages | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	345	395
Retail – UK mortgages | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	567	670
Retail – UK mortgages | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	1,064	1,155
Retail – UK mortgages | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	2,596	4,485
Retail – UK mortgages | 1pp increase in unemployment £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	4	33
Retail – UK mortgages | 1pp decrease in unemployment £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	(3)	(32)
Credit cards | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	674	810
Credit cards | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	518	600
Credit cards | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	641	771
Credit cards | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	773	918
Credit cards | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	945	1,235
Credit cards | 1pp increase in unemployment £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	40	38
Credit cards | 1pp decrease in unemployment £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	(41)	(38)
Other Retail | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	950	945
Other Retail | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	843	850
Other Retail | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	923	920
Other Retail | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	1,010	981
Other Retail | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	1,172	1,200
Other Retail | 1pp increase in unemployment £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	18	19
Other Retail | 1pp decrease in unemployment £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	(20)	(19)
Commercial Banking | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	989	1,182
Commercial Banking | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	745	793
Commercial Banking | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	889	1,013
Commercial Banking | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	1,125	1,383
Commercial Banking | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	1,608	2,250
Commercial Banking | 1pp increase in unemployment £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	71	88
Commercial Banking | 1pp decrease in unemployment £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	(67)	(83)
Other | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	16	32
Other | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	16	32
Other | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	16	32
Other | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	16	32
Other | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	£ 17	£ 32